CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Remeasurement gain on policy liabilities	$ 3,846	$ 3,751	$ 6,871	$ 11,057	$ 16,237	$ 11,757
Weighted average shares outstanding – diluted (in shares)	8,174,426	6,110,449	7,185,669	6,106,354	25,809,370	23,942,587
Insurance Solutions
Remeasurement gain on policy liabilities					$ 16,237	$ 11,757
General, administrative and other	$ 3,338	$ 4,153	$ 10,294	$ 12,759	16,276	19,210
Net gains (losses) from investment activities						16,246
Insurance Solutions | Related Party
Remeasurement gain on policy liabilities	3,846	6,871	3,751	11,057
General, administrative and other	$ 1,773	$ 5,258	$ 1,829	$ 5,399	$ 7,169	$ 7,360